Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Assets [Abstract]
Schedule of Reconciliation of common stock reflected in the balance sheet
At December 31, 2021, the Class A common stock reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$253,765,980
Less:
Proceeds allocated to Public Warrants	(10,340,965)
Class A common stock issuance costs	(13,786,000)
Plus:
Accretion of carrying value to redemption value	24,126,965

Class A common stock subject to possible redemption	$253,765,980

Schedule of Earnings Per Share Basic And Diluted
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to holders of Common Stock (in thousands, except share data):

	For the Year Ended December 31,
	2021	2020
Numerator
Net loss	$(19,993)	$(6,957)
Less: noncumulative dividend to convertible preferred stockholders	—	—
Less: undistributed earnings to participating securities	—	—

Net loss attributed to common stockholders—basic	(19,993)	(6,957)
Add: undistributed earnings reallocated to common stockholders	—	—

Net loss attributed to common stockholders—diluted	$(19,993)	$(6,957)
Denominator
Weighted-average shares of common stock—basic	100,839,231	90,986,048
Dilutive effect of equity incentive awards	—	—

Weighted-average shares of common stock—diluted	100,839,231	90,986,048
Net loss per share
Basic	$(0.20)	$(0.08)
Diluted	$(0.20)	$(0.08)

The following table reflects the calculation of basic and diluted net loss per share (in dollars, except per share amounts):

	For the Period from January 14, 2021 (Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(4,095,639)	$(1,174,025)
Denominator:
Basic and diluted weighted average common shares outstanding	21,782,802	6,244,094

Basic and diluted net loss per common share	$(0.19)	$(0.19)

Summary of assets and liabilities measured at fair value on a recurring basis
Following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) (in thousands):

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$8,226	$—	$—	$8,226
Derivative asset on loans to stockholders	—	—	35,253	35,253

Total assets	$8,226	$—	$35,253	$43,479

Liabilities
Warrant liability	$—	$—	$3,726	$3,726
Note payable	—	—	15,051	15,051

Total liabilities	$—	$—	$18,777	$18,777

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$17,666	$—	$—	$17,666
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$17,666	$—	$457	$18,123

Summary of fair value of the derivative asset and liability
The key inputs into the Black Scholes Model for the Public Warrants and the Modified Black Scholes Option Pricing Model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		December 31, 2021
Input	Public Warrants	Private Warrants	Private Warrants
Stock Price	$10.00	$9.59	$10.25
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	23.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	1.26%

Summary of computation of diluted net loss (income) per share
The following potentially dilutive shares were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	For the Year Ended December 31,
	2021	2020
Equity incentive awards	25,627,159	23,352,837
Convertible preferred stock	150,534,600	150,534,600
Series B-1 warrants	1,664,394	—

Total	177,826,153	173,887,437

Derivative Liability [Member]
Assets [Abstract]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 warrant liability is as follows (in thousands):

Opening value at January 1, 2021	$—
Initial fair value at the original issuance date	106
Change in fair value during the year	3,620

Ending value at December 31, 2021	$3,726

Summary of fair value of the derivative asset and liability	The following table presents the assumptions used to value the warrant liability for the period year ended December 31, 2021:

Expected volatility	57.0%
Risk-free interest rate	0.1 - 0.6%
Remaining term	0.0 - 1.5 Years

Derivative Asset [Member]
Assets [Abstract]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 derivative asset on loans to stockholders is as follows (in thousands):

Opening value at January 1, 2020	$457
Change in fair value during the year	—

Ending value at December 31, 2020	457
Amendment to loan to stockholder	5
Change in fair value during the year	34,791

Ending value at December 31, 2021	$35,253

Summary of fair value of the derivative asset and liability	The following table presents the assumptions used to value the call options for the year ended December 31, 2021:

Expected volatility	57.0%
Risk-free interest rate	0.1 - 0.6%
Remaining term	0.0 - 1.5 Years
For the year ended December 31, 2020, the Company used a binomial option pricing model to determine the fair value of the call option. The following table presents the assumptions used to value the call options for the year ended December 31 2020:

Expected volatility	61.5%
Risk-free interest rate	0.2%
Remaining term	3.0 Years

Promissory Note [Member]
Assets [Abstract]
Summary of roll-forward of the Level 3 derivative asset and liability on loans
A roll-forward of the Level 3 promissory note is as follows (in thousands):

Opening value at January 1, 2021	$—
Initial fair value at the original issuance date	106
Change in fair value during the year	3,620

Ending value at December 31, 2021	$3,726

Expected volatility	57.0%
Risk-free interest rate	0.1 - 0.6%
Remaining term	0.0 - 1.5 Years

Opening value at January 1, 2021	$—
Fair value at issuance	14,608
Change in fair value during the year	443

Ending value at December 31, 2021	$15,051